Defined benefit plans (Detail 4.2) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Table]
of which: net defined benefit asset	$ 355	$ 302
of which: net defined benefit liability	(469)	(633)
Major plans
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Table]
of which: amounts owed to active members	12,160	14,705
of which: amounts owed to deferred members	1,184	2,262
of which: amounts owed to retirees	12,469	16,276
Swiss pension plan
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Table]
of which: amounts owed to active members	11,927	14,333
of which: amounts owed to deferred members	0	0
of which: amounts owed to retirees	10,345	13,065
UK pension plan
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Table]
of which: amounts owed to active members	65	150
of which: amounts owed to deferred members	656	1,593
of which: amounts owed to retirees	1,445	2,362
US and German pension plans
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Table]
of which: amounts owed to active members	169	222
of which: amounts owed to deferred members	528	669
of which: amounts owed to retirees	678	849
UBS AG
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Table]
of which: net defined benefit asset	355	302
of which: net defined benefit liability	(449)	(617)
UBS AG | Major plans
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Table]
of which: amounts owed to active members	7,336	8,976
of which: amounts owed to deferred members	1,184	2,262
of which: amounts owed to retirees	7,560	10,086
UBS AG | Swiss pension plan
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Table]
of which: amounts owed to active members	7,103	8,604
of which: amounts owed to deferred members	0	0
of which: amounts owed to retirees	5,436	6,876
UBS AG | UK pension plan
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Table]
of which: amounts owed to active members	65	150
of which: amounts owed to deferred members	656	1,593
of which: amounts owed to retirees	1,445	2,362
UBS AG | US and German pension plans
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Table]
of which: amounts owed to active members	169	222
of which: amounts owed to deferred members	528	669
of which: amounts owed to retirees	$ 678	$ 849